Cover	Apr. 07, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The purpose of this Current Report on Form 8-K/A is to amend the Current Report on Form 8-K filed by Digital Brands Group, Inc. with the Securities and Exchange Commission on April 13, 2023 (the “Original 8-K”) to correct the forms of SPA and Note filed as Exhibits 10.1 and 10.2, respectively, to the Original 8-K and related information reported under Item 1.01 to correct references to certain default conversion and conversion share provisions of the SPA and the Notes which were not included in the executed SPA and Notes. All other information and Items contained in the Original 8-K remain unchanged.
Document Period End Date	Apr. 07, 2023
Entity File Number	001-40400
Entity Registrant Name	DIGITAL BRANDS GROUP, INC.
Entity Central Index Key	0001668010
Entity Tax Identification Number	46-1942864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1400 Lavaca Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	209
Local Phone Number	651-0172
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	DBGI
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one share of Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable to purchase one share of Common Stock
Trading Symbol	DBGIW
Security Exchange Name	NASDAQ